Schedule of investments
Delaware Covered Call Strategy Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 101.04%♦
Communication Services — 7.84%
Alphabet Class A ~, †	3,400	$5,958,976
Facebook Class A ~, †	21,700	5,927,572
		11,886,548
Consumer Discretionary — 14.98%
Booking Holdings ~, †	2,700	6,013,629
Darden Restaurants ~	9,200	1,095,904
Home Depot ~	29,000	7,702,980
MGM Resorts International ~	74,600	2,350,646
Royal Caribbean Cruises ~	24,800	1,852,312
Whirlpool ~	20,500	3,700,045
		22,715,516
Consumer Staples — 7.17%
Costco Wholesale ~	19,800	7,460,244
Mondelez International Class A ~	58,200	3,402,954
		10,863,198
Energy — 2.74%
Chevron ~	49,200	4,154,940
		4,154,940
Financials — 7.66%
BlackRock ~	10,300	7,431,862
Blackstone Group Class A ~	64,500	4,180,245
		11,612,107
Healthcare — 11.00%
Bristol-Myers Squibb ~	48,800	3,027,064
Medtronic ~	62,000	7,262,680
Merck & Co. ~	38,300	3,132,940
UnitedHealth Group ~	9,300	3,261,324
		16,684,008
Industrials — 8.98%
Boeing ~	15,500	3,317,930
Delta Air Lines ~	53,200	2,139,172
Lockheed Martin ~	14,700	5,218,206
Raytheon Technologies ~	41,100	2,939,061
		13,614,369
Information Technology — 33.22%
Apple ~	93,400	12,393,246
Broadcom ~	17,200	7,531,020
Corning ~	103,400	3,722,400
Mastercard Class A ~	15,800	5,639,652
Microsoft ~	48,400	10,765,128
Texas Instruments ~	34,900	5,728,137
Visa Class A ~	21,000	4,593,330
		50,372,913
	Number of shares	Value (US $)
Common Stock♦ (continued)
Materials — 4.54%
Air Products and Chemicals ~	8,700	$2,377,014
PPG Industries ~	31,200	4,499,664
		6,876,678
Utilities — 2.91%
NextEra Energy ~	57,200	4,412,980
		4,412,980
Total Common Stock (cost $105,617,800)		153,193,257

Short-Term Investments — 2.09%
Money Market Mutual Funds — 2.09%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	791,916	791,916
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	791,916	791,916
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	791,917	791,917
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	791,916	791,916
Total Short-Term Investments (cost $3,167,665)		3,167,665
Total Value of Securities Before Options Written—103.13% (cost $108,785,465)		156,360,922
Number of contracts
Options Written — (3.15%)
Equity Call Options — (3.15%)
Air Products and Chemicals strike price $280, expiration date 3/19/21, notional amount $(2,436,000)	(87)	(91,785)

NQ-QCV [12/20] 2/21 (1511490)    1

Schedule of investments
Delaware Covered Call Strategy Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Alphabet strike price $1,750, expiration date 2/19/21, notional amount $(5,425,000)	(31)	$(259,625)
Alphabet strike price $1,800, expiration date 1/15/21, notional amount $(540,000)	(3)	(4,965)
Apple strike price $130, expiration date 1/15/21, notional amount $(12,142,000)	(934)	(474,005)
BlackRock strike price $680, expiration date 1/15/21, notional amount $(7,004,000)	(103)	(483,585)
Blackstone Group strike price $60, expiration date 1/15/21, notional amount $(1,854,000)	(309)	(159,907)
Blackstone Group strike price $65, expiration date 1/29/21, notional amount $(2,184,000)	(336)	(66,192)
Boeing strike price $250, expiration date 1/15/21, notional amount $(3,875,000)	(155)	(12,013)
Booking Holdings strike price $2,000, expiration date 1/15/21, notional amount $(3,600,000)	(18)	(421,110)
Booking Holdings strike price $2,200, expiration date 1/15/21, notional amount $(1,980,000)	(9)	(65,745)
Bristol-Myers Squibb strike price $62.50, expiration date 1/15/21, notional amount $(3,050,000)	(488)	(51,484)
Broadcom strike price $440, expiration date 3/19/21, notional amount $(7,568,000)	(172)	(421,400)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Chevron strike price $95, expiration date 3/19/21, notional amount $(4,674,000)	(492)	$(94,956)
Corning strike price $38, expiration date 1/15/21, notional amount $(3,929,200)	(1,034)	(22,231)
Costco Wholesale strike price $370, expiration date 1/15/21, notional amount $(7,326,000)	(198)	(198,000)
Darden Restaurants strike price $120, expiration date 1/15/21, notional amount $(1,104,000)	(92)	(28,980)
Delta Air Lines strike price $40, expiration date 1/15/21, notional amount $(2,128,000)	(532)	(93,100)
Facebook strike price $280, expiration date 1/15/21, notional amount $(3,024,000)	(108)	(47,250)
Facebook strike price $290, expiration date 1/15/21, notional amount $(3,161,000)	(109)	(20,819)
Home Depot strike price $280, expiration date 2/19/21, notional amount $(8,120,000)	(290)	(102,950)
Lockheed Martin strike price $370, expiration date 1/15/21, notional amount $(5,439,000)	(147)	(23,153)
Mastercard strike price $340, expiration date 1/15/21, notional amount $(5,372,000)	(158)	(299,805)
Medtronic strike price $120, expiration date 1/15/21, notional amount $(7,440,000)	(620)	(62,000)

2    NQ-QCV [12/20] 2/21 (1511490)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Merck & Co. strike price $82.50, expiration date 1/15/21, notional amount $(3,159,750)	(383)	$(50,364)
MGM Resorts International strike price $30, expiration date 1/15/21, notional amount $(2,238,000)	(746)	(151,438)
Microsoft strike price $220, expiration date 1/15/21, notional amount $(4,444,000)	(202)	(114,635)
Microsoft strike price $225, expiration date 1/22/21, notional amount $(6,345,000)	(282)	(107,160)
Mondelez International strike price $60, expiration date 2/19/21, notional amount $(3,492,000)	(582)	(68,967)
NextEra Energy strike price $80, expiration date 2/19/21, notional amount $(4,576,000)	(572)	(98,670)
PPG Industries strike price $140, expiration date 1/15/21, notional amount $(938,000)	(67)	(38,190)
PPG Industries strike price $150, expiration date 2/19/21, notional amount $(3,675,000)	(245)	(77,175)
Raytheon Technologies strike price $80, expiration date 2/19/21, notional amount $(3,288,000)	(411)	(34,935)
Royal Caribbean Cruises strike price $90, expiration date 3/19/21, notional amount $(2,232,000)	(248)	(89,900)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Texas Instruments strike price $160, expiration date 1/15/21, notional amount $(5,584,000)	(349)	$(208,527)
UnitedHealth Group strike price $360, expiration date 1/15/21, notional amount $(3,348,000)	(93)	(42,780)
Visa strike price $220, expiration date 1/15/21, notional amount $(4,620,000)	(210)	(76,125)
Whirlpool strike price $195, expiration date 3/19/21, notional amount $(2,925,000)	(150)	(96,000)
Whirlpool strike price $210, expiration date 3/19/21, notional amount $(1,155,000)	(55)	(16,638)
Total Options Written (premium received $5,100,122)		(4,776,564)

Receivables and Other Assets Net of Liabilities—0.02%		33,277
Net Assets Applicable to 12,669,360 Shares Outstanding—100.00%		$151,617,635
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

NQ-QCV [12/20] 2/21 (1511490)    3